Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Entity Central Index Key	0000875610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000010979 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class A
Trading Symbol	DEMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$74	1.42%
^	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 5,624,939,914
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 25,787,540
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%

C000010981 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class C
Trading Symbol	DEMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$114	2.17%
^	Annualized.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.17%	[2]
Net Assets	$ 5,624,939,914
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 25,787,540
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%

C000031063 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class R
Trading Symbol	DEMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$88	1.67%
^	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.67%	[3]
Net Assets	$ 5,624,939,914
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 25,787,540
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%

C000010982 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Institutional Class
Trading Symbol	DEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$61	1.17%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[4]
Net Assets	$ 5,624,939,914
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 25,787,540
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%

C000171463 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Fund(formerly, Delaware Emerging Markets Fund)
Class Name	Class R6
Trading Symbol	DEMZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$55	1.05%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[5]
Net Assets	$ 5,624,939,914
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 25,787,540
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.